Long-Term Debt - Working Capital Facility (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014	Apr. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt, Outstanding Borrowings		$ 8,750,000,000	$ 6,500,000,000		$ 4,100,000,000
LC Agreement [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity				$ 325,000,000.0
Letters of Credit, Outstanding Amount			9,500,000
Letters of Credit, Drawn Amount			0
Working Capital Facility [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity		1,200,000,000.0
Line of Credit Facility, Remaining Borrowing Capacity		1,100,000,000
Long-term Debt, Outstanding Borrowings	[1],[2]	0	0
Debt Instrument, Fee Amount		$ 27,500,000
Line of Credit Facility, Number of Business Days Notice Required for Repayment of Debt Without Penalty		3 days
Working Capital Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Permitted Increase		$ 760,000,000
Working Capital Facility [Member] | Completion of Train Six Financing [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Permitted Increase		390,000,000
Letters of Credit [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity				$ 325,000,000
Letters of Credit, Outstanding Amount		127,600,000	9,500,000
Letters of Credit, Drawn Amount		$ 0	$ 0
Debt Instrument, Basis Spread on Variable Rate			2.00%
Letters of Credit [Member] | Unissued Portion [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage			0.75%
Letters of Credit [Member] | Undrawn Portion [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage		1.75%	2.50%
Letters of Credit [Member] | Drawn Portion [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.00%
Working Capital Facility Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage, per annum		0.70%
Working Capital Facility Loan [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.75%
Working Capital Facility Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.75%
Working Capital Facility Loan [Member] | Base Rate Determination Federal Funds Rate [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.50%
Working Capital Facility Loan [Member] | Base Rate Determination LIBOR [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.50%
Working Capital Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Outstanding Borrowings		$ 0
Line of Credit Facility, Annual Temporary Requirement Balance, Outstanding Principal		$ 0
Line of Credit Facility, Annual Temporary Requirement Period, Number of Consecutive Business Days		5 days
Swing Line Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Outstanding Borrowings		$ 0
Debt Instrument, Term		15 days
Line of Credit Facility, Minimum Period For Termination Date, Number of Business Days		3 days
LC Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Outstanding Borrowings		$ 0
LC Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term		1 year

[1]	Matures on December 31, 2020, with various terms for underlying loans as further described below under Working Capital Facility. As of September 30, 2015 and December 31, 2014, no loans were outstanding under the Working Capital Facility or the LC Agreement it replaced.
[2]	Variable interest rates, based on LIBOR or the base rate, as further described below under Working Capital Facility.